S000066841 [Member] Investment Objectives and Goals - Western Asset Premier Institutional U.S. Treasury Reserves	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset Premier Institutional U.S. Treasury Reserves
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.